UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Address of principal executive offices)(zip code)

1031 South Caldwell Street

Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: February 28, 2018

Item 1. Schedule of Investments

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 96.2%
	Aerospace/Defense – 6.1%
8,000	General Dynamics Corp.	$1,779,600
6,600	United Technologies Corp.	889,284
		2,668,884
	Apparel – 1.4%
8,500	VF Corp.	633,845

	Banks – 6.9%
14,500	Bank of New York Mellon Corp.	826,935
9,000	JPMorgan Chase & Co.	1,039,500
11,000	State Street Corp.	1,167,650
		3,034,085
	Chemicals – 3.0%
12,000	LyondellBasell Industries NV, Class A	1,298,640

	Computers – 4.8%
3,984	DXC Technology Co.	408,519
46,378	Hewlett Packard Enterprise Co.	862,167
5,500	International Business Machines Corp.	857,065
		2,127,751
	Cosmetics/Personal Care – 3.5%
8,800	Procter & Gamble Co.	690,976
16,400	Unilever PLC ADR	846,240
		1,537,216
	Diversified Financial Services – 10.1%
18,000	American Express Co.	1,755,180
9,000	Ameriprise Financial, Inc.	1,407,960
10,000	Franklin Resources, Inc.	386,700
7,900	T Rowe Price Group, Inc.	884,010
		4,433,850
	Electric – 4.2%
13,000	American Electric Power Co., Inc.	852,540
8,284	Duke Energy Corp.	624,117
8,400	Southern Co.	361,704
		1,838,361
	Electronics – 2.5%
3,400	Allegion PLC	285,974
20,000	Corning, Inc.	581,600
3,150	Fortive Corp.	241,920
		1,109,494

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value
	Food – 1.4%
3,000	Kraft Heinz Co.	$201,150
9,000	Mondelez International, Inc., Class A	395,100
		596,250
	Healthcare-Products – 2.0%
6,300	Danaher Corp.	616,014
3,022	Medtronic PLC	241,428
		857,442
	Healthcare-Services – 3.9%
7,300	Anthem, Inc.	1,718,274

	Household Products/Wares – 2.7%
7,586	Clorox Co.	979,201
1,717	Kimberly-Clark Corp.	190,450
		1,169,651
	Insurance – 4.5%
3	Berkshire Hathaway, Inc., Class A*	930,750
10,000	Prudential Financial, Inc.	1,063,200
		1,993,950
	Internet – 0.7%
12,000	Symantec Corp.	315,480
	Investment Companies – 1.6%
28,800	Leucadia National Corp.	690,912
	Media – 4.4%
5,166	Time Warner, Inc.	480,231
30,500	Twenty-First Century Fox, Inc.	1,123,010
10,000	Viacom, Inc., Class B	333,400
		1,936,641
	Miscellaneous Manufacturing – 8.7%
3,600	3M Co.	847,836
18,000	Eaton Corp. PLC	1,452,600
10,200	Ingersoll-Rand PLC	905,760
9,076	Pentair PLC	623,430
		3,829,626
	Oil & Gas – 0.8%
4,700	Exxon Mobil Corp.	355,978
	Pharmaceuticals – 5.8%
5,000	Bristol-Myers Squibb Co.	331,000
9,000	GlaxoSmithKline PLC ADR	326,790
13,820	Merck & Co., Inc.	749,320
31,000	Pfizer, Inc.	1,125,610
		2,532,720

Queens Road Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value
	Retail – 1.5%
4,225	McDonald's Corp.	$666,452

	Semiconductors – 2.9%
26,000	Intel Corp.	1,281,540

	Software – 5.7%
6,368	Micro Focus International PLC ADR	178,686
11,500	Microsoft Corp.	1,078,355
25,000	Oracle Corp.	1,266,750
		2,523,791
	Telecommunications – 6.2%
15,020	AT&T, Inc.	545,226
37,500	Cisco Systems, Inc.	1,679,250
10,000	Verizon Communications, Inc.	477,400
		2,701,876
	Transportation – 0.9%
3,000	Union Pacific Corp.	390,750

	Total Common Stocks (Cost $22,559,307)	42,243,459

	Short-Term Investments – 3.8%
	Demand Deposit – 3.8%
1,677,671	U.S. Bank Money Market Deposit Account, 0.30%**	1,677,671

	Total Short-Term Investments (Cost $1,677,671)	1,677,671

	Total Investments – 100.0% (Cost $24,236,978 )	43,921,130
	Other Assets in Excess of Liabilities – 0.0%	3,706
	Total Net Assets –100.0%	$43,924,836

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.
**	Variable rate security; the coupon rate shown represents the yield at February 28, 2018.

See accompanying Notes to Schedule of Investments.

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 78.4%
	Aerospace/Defense – 7.2%
13,587	Astronics Corp.*	$523,779
4,859	Astronics Corp., Class B*	187,558
47,315	Cubic Corp.	2,905,141
39,931	Ducommun, Inc.*	1,123,658
36,319	Orbital ATK, Inc.	4,796,287
		9,536,423
	Apparel – 5.0%
57,912	Deckers Outdoor Corp.*	5,477,317
63,839	Delta Apparel, Inc.*	1,152,294
		6,629,611
	Auto Parts & Equipment – 1.0%
25,000	Tenneco, Inc.	1,313,750

	Banks – 1.7%
94,363	Hilltop Holdings, Inc.	2,293,965

	Chemicals – 1.9%
56,381	CSW Industrials, Inc.*	2,585,069

	Commercial Services – 1.3%
170,487	RPX Corp.	1,709,985

	Computers – 2.8%
14,605	DST Systems, Inc.	1,214,698
93,644	Syntel, Inc.*	2,514,341
		3,729,039
	Distribution/Wholesale – 2.0%
34,574	Anixter International, Inc.*	2,612,066

	Electrical Components & Equipment – 0.3%
17,600	Graham Corp.	355,696

	Electronics – 9.3%
29,610	SYNNEX Corp.	3,661,276
41,552	Tech Data Corp.*	4,293,984
242,977	Vishay Intertechnology, Inc.	4,470,777
		12,426,037

	Food – 0.8%
57,879	Darling Ingredients, Inc.*	1,052,819

	Forest Products & Paper – 2.2%
75,842	Schweitzer-Mauduit International, Inc.	2,973,765

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value
	Gas – 5.7%
72,040	New Jersey Resources Corp.	$2,744,724
53,741	South Jersey Industries, Inc.	1,408,552
81,402	UGI Corp.	3,507,612
		7,660,888
	Healthcare-Products – 1.0%
15,000	STERIS PLC	1,369,500

	Insurance – 6.8%
12,145	American National Insurance Co.	1,419,751
8,495	Aspen Insurance Holdings Ltd.	309,218
28,932	CNO Financial Group, Inc.	652,127
26,226	Crawford & Co., Class B	235,247
5,410	EMC Insurance Group, Inc.	141,201
71,182	Horace Mann Educators Corp.	2,929,139
56,217	RLI Corp.	3,417,994
		9,104,677
	Machinery-Construction & Mining – 2.8%
47,942	Oshkosh Corp.	3,784,062

	Machinery-Diversified – 2.9%
86,807	Graco, Inc.	3,849,890

	Media – 5.8%
87,021	Meredith Corp.	4,986,303
74,712	Scholastic Corp.	2,720,264
		7,706,567
	Metal Fabricate/Hardware – 2.1%
65,041	LB Foster Co.*	1,700,822
25,000	Timken Co.	1,095,000
		2,795,822
	Miscellaneous Manufacturing – 3.6%
3,900	Chase Corp.	405,600
9,330	Colfax Corp.*	296,601
134,875	Fabrinet*	4,066,481
		4,768,682
	Pharmaceuticals – 1.5%
75,462	Owens & Minor, Inc.	1,238,331
23,037	Prestige Brands Holdings, Inc.*	778,651
		2,016,982
	Semiconductors – 1.7%
48,064	Synaptics, Inc.*	2,233,534

	Software – 2.7%
76,487	CSG Systems International, Inc.	3,570,413

	Telecommunications – 1.9%
46,879	Plantronics, Inc.	2,533,341

Queens Road Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of 02/28/2018 (Unaudited)

Number of Shares		Value
	Textiles – 1.8%
15,529	UniFirst Corp.	$2,411,654

	Trucking & Leasing – 2.6%
67,083	Greenbrier Cos., Inc.	3,474,899

	Total Common Stocks (Cost $66,597,703)	104,499,136

	Mutual Funds – 1.0%
105,338	Sprott Physical Gold and Silver Trust**	1,385,195

	Total Mutual Funds (Cost $1,297,334)	1,385,195

	Short-Term Investments – 24.4%
	Demand Deposit – 15.4%
20,551,970	U.S. Bank Money Market Deposit Account, 0.30%***	20,551,970

	U.S. Treasury Bills – 9.0%
2,000,000	1.43%, 3/1/2018****	2,000,000
2,000,000	1.47%, 3/8/2018****	1,999,428
3,000,000	1.35%, 3/15/2018****	2,998,420
5,000,000	1.49%, 3/29/2018****	4,994,200
		11,992,048

	Total Short-Term Investments (Cost $32,544,018)	32,544,018

	Total Investments – 103.8% (Cost $100,439,055 )	138,428,349
	Liabilities in Excess of Other Assets – (3.8)%	(5,070,531)
	Total Net Assets –100.0%	$133,357,818

PLC – Public Limited Company

*	Non-income Producing.
**	Passive foreign investment company.
***	Variable rate security; the coupon rate shown represents the yield at February 28, 2018.
****	Each issue shows the rate of the discount at the time of purchase

See accompanying Notes to Schedule of Investments.

Notes to Schedules of Investments (Unaudited)

Security Valuation

Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Funds’ portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common Stocks, Exchange-Traded Funds, and Mutual Funds are generally categorized as Level 1.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds did not hold any Level 3 securities during the period ended February 28, 2018. There were no transfers into and out of any level during the current period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of February 28, 2018:

Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$42,243,459	$-	$-	$42,243,459
Short-Term Investments	1,677,671	-	-	1,677,671
Total	$43,921,130	$-	$-	$43,921,130

Small Cap Value Fund
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks*	$104,499,136	$-	$-	$104,499,136
Mutual Funds	1,385,195	-	-	1,385,195
Short-Term Investments	20,551,970	11,992,048	-	32,544,018
Total	$126,436,301	$11,992,048	$-	$138,428,349

*	All sub-categories within common stocks represent Level 1 evaluation status. See Schedules of Investments for industry categories.

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bragg Capital Trust

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs
By: Steven H. Scruggs
President
April 30, 2018

/s/ Benton S. Bragg
By: Benton S. Bragg
Treasurer
April 30, 2018